Document and Entity Information	Jun. 07, 2023
Details
Registrant CIK	0000799235
Document Type	8-K
Document Effective Date	Jun. 07, 2023
Document Period End Date	Jun. 07, 2023
Entity Registrant Name	ERHC ENERGY INC
Entity Incorporation, State or Country Code	CO
Entity File Number	000-17325
Entity Tax Identification Number	88-0218499
Entity Address, Address Line One	5444 Westheimer Road, Suite 1000, #181
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
Entity Address, Address Description	Address of Principal Executive Offices
Phone Fax Number Description	Registrant's telephone number, including area code
City Area Code	713
Local Phone Number	626-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false